Financial Instruments - Schedule of fair value (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Fair Value, by Balance Sheet Grouping [Line Items]
Short-term investments	¥ 503,831	$ 79,062	¥ 584,999
Fair Value Recurring [Member]
Fair Value, by Balance Sheet Grouping [Line Items]
Short-term investments	503,831		584,999
Total	503,831		584,999
Fair Value Recurring [Member] | Significant other observable inputs (Level 2) [Member]
Fair Value, by Balance Sheet Grouping [Line Items]
Short-term investments	503,831		584,999
Total	¥ 503,831		¥ 584,999